NOTES PAYABLE – RELATED PARTIES (Tables)	12 Months Ended
May 31, 2024
Related Party Transactions [Abstract]
Schedule of notes payable related parties

	May 31, 2024	May 31, 2023
Note payable to Company law firm (and owner of 2,500 shares of common stock since August 16, 2018), non-interest bearing, due on demand, unsecured	$2,073	$2,073
Notes payable to The OZ Corporation (owner of 2,500 shares of common stock since August 16, 2018), non-interest bearing, due on demand, unsecured	69,250	69,250
Notes payable to the Chief Executive Officer, non-interest bearing, due on demand, unsecured	10,992	19,449
Note payable to the wife of the Chief Executive Officer as part of the 25% acquisition of Simply Whim, interest at 12%, due on September 20, 2023, unsecured (See Note 10)	2,000,000	2,000,000
Total Notes Payable – Related Parties	2,082,315	2,090,772
Less: Current Portion	(2,082,315)	(2,090,772)
Long-Term Notes Payable	$–	$–